SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Sep. 12, 2017 subsidiary Rate	Aug. 31, 2017 USD ($) vessel tanker	Jun. 30, 2017 NOK vessel	Jun. 30, 2017 USD ($) vessel	Jun. 22, 2017 NOK	Dec. 31, 2016 NOK	Dec. 31, 2016 USD ($)	Dec. 31, 2014 vessel	Oct. 19, 2012 NOK
Subsequent Event [Line Items]
Proceeds from sale of vessels and termination of charters		$ 62,762	$ 4,932	$ 29,102
Term of time charter, minimum period		3 years
Term of time charter, maximum period		10 years
Long-term debt								$ 1,694,603
Number of offshore supply vessels | vessel							5	5
Deep Sea [Member]
Subsequent Event [Line Items]
Number of offshore supply vessels | vessel												5
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale of vessels and termination of charters	$ 12,000
Number of car carriers | vessel						2
Number of oil product tankers contracted to be acquired | tanker						2
Term of time charter, minimum period	7 years
Term of time charter, maximum period	12 years
Long-term debt						$ 76,000
Fixed Interest Rate						6.91%
Dividends declares (in dollars per share) | $ / shares	$ 0.35
Options granted (in shares) | shares	113,000
Expiration period	5 years
Vesting period	3 years
Initial strike price (in shares) | $ / shares	$ 14.30
Subsequent Event [Member] | Deep Sea [Member]
Subsequent Event [Line Items]
Agreed period of extension to bank loan term	3 years
Subsequent Event [Member] | Seadrill [Member]
Subsequent Event [Line Items]
Agreed period of extension to bank loan term	4 years
Proportion of secured bank lenders in restructuring agreement with Seadrill Limited | Rate					97.00%
Proportion of bondholders in restructuring agreement with Seadrill Limited | Rate					40.00%
Number of wholly-owned subsidiaries that own drilling units accounted for using the equity method | subsidiary					3
Agreed Proportion of temporary reduction to daily charter rate | Rate					30.00%
Agreed Temporary Reduction in Daily Time Charter Rates, Period	5 years
Agreed Period of Charter Extension following Amendments	13 months
Number of drilling rigs owned by wholly-owned subsidiaries account for using the equity method | subsidiary					3
NOK 600 million senior unsecured floating rate bonds due 2017 [Member]
Subsequent Event [Line Items]
Principle debt amount | NOK							NOK 146,000,000			NOK 565,000,000			NOK 600,000,000
Long-term debt								$ 17,482			$ 65,445
NOK500million senior unsecured floating rate bonds due 2020 [Member]
Subsequent Event [Line Items]
Principle debt amount | NOK							NOK 500,000,000		NOK 500,000,000	NOK 0
Long-term debt								$ 59,871			$ 0